PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONDENSED BALANCE SHEETS) (Parenthetical) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Treasury Stock, Shares	5,755,007	5,755,007
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Ordinary Shares, Shares outstanding	66,020,679	66,020,679
Treasury Stock, Shares	5,755,007	5,755,007
Common Class A
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Common Stock, par value per share	$ 1	$ 1
Class A and Class B ordinary shares, shares authorized	600,000,000	600,000,000
Ordinary Shares, Shares issued	71,775,686	71,775,686
Ordinary Shares, Shares outstanding	66,020,679	66,020,679
Common Class A | Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Common Stock, par value per share	$ 1	$ 1
Class A and Class B ordinary shares, shares authorized	600,000,000	600,000,000
Ordinary Shares, Shares issued	71,775,686	71,775,686
Common Class B
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Common Stock, par value per share	$ 1	$ 1
Class A and Class B ordinary shares, shares authorized	600,000,000	600,000,000
Ordinary Shares, Shares issued	24,336,650	24,336,650
Ordinary Shares, Shares outstanding	24,336,650	24,336,650
Conversion of Stock, Shares issued	1	1
Common Class B | Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Common Stock, par value per share	$ 1	$ 1
Class A and Class B ordinary shares, shares authorized	600,000,000	600,000,000
Ordinary Shares, Shares issued	24,336,650	24,336,650
Ordinary Shares, Shares outstanding	24,336,650	24,336,650
Conversion of Stock, Shares issued	1